New Accounting Standard And Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
New Accounting Standard And Recently Issued Accounting Standards	NEW ACCOUNTING STANDARD AND RECENTLY ISSUED ACCOUNTING STANDARDS
New Accounting Standard
•Lack of Exchangeability (Amendments to IAS 21)

For annual reporting periods beginning on or after 1 January 2025, Lack of Exchangeability – Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. The amendments did not have a material impact on PEMEX’s financial statements.

Recently Issued Accounting Standards

A number of new standards are effective for annual periods beginning on or after January 1, 2026 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these consolidated financial statements.

i. Presentation and Disclosure in Financial Statements (IFRS 18). PEMEX is in the process of assessing the impact of IFRS 18 to meet the new presentation and disclosure requirements.

ii. Other accounting standards

The following new and amended accounting standards are not expected to have a significant impact on PEMEX’s consolidated financial statements.

•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7).
•Annual Improvements to IFRS Accounting Standards (Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7).